CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net (loss) income	$ (135,802)	$ 6,777	$ (4,148,947)	$ (19,511)
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Amortization of convertible note discount	1,333	0	444	0
Depreciation of right-of-use asset	10,071	0
Stock-based compensation expense	41,715	0	4,074,000
Non-cash lease expenses	1,259	0
Change in operating assets and liabilities:
Accounts receivable	(234)	(21)	129	7,672
Accrued liabilities and other payables	2,231	285	11,608	(7,975)
Deposits, prepayments and other receivables			(8,482)	7,357
Lease liabilities	2,000	0
Net cash (used in) generated from operating activities	(77,427)	7,041	(71,248)	(12,457)
Cash flow from financing activities:
Advances from (repayment to) a director	45,247	(2,564)	116,572	54,263
Repayment to related companies			(22,840)	(37,392)
Proceed from issuance of convertible bonds			33,000
Advance from related companies	0	2,784
Payment of lease liabilities	(15,540)	0
Net cash generated from financing activities	29,707	220	126,732	16,871
Effect on exchange rate change on cash and cash equivalents	1,351	(175)	(331)	(182)
Net change in cash and cash equivalents	(46,369)	7,086	55,153	4,232
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	64,496	9,343	9,343	5,111
CASH AND CASH EQUIVALENTS, END OF PERIOD	18,127	16,429	$ 64,496	$ 9,343
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0
Cash paid for interest	$ 0	$ 0